Risks and concentration (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Foreign currency risk | RMB
Concentration of credit risk
Cash and cash equivalents and short-term investments	¥ 2,070,641	¥ 861,400